Mineral, Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of Mineral, Property, Plant and Equipment
Items of mineral properties, plant and equipment are depreciated based on the estimated economic useful life of each component as follows:

Buildings	Lessor of life of mine or up to 25 years
Mining equipment	4 years
Mobile equipment & other assets	5 years
Mineral properties	Units of production
Mine closure and rehabilitation costs	Units of production or period until remediation
Right of use assets	Shorter of the term of lease and life of asset

	Buildings	Mining Equipment	Mineral Properties(1)	Projects in Progress(2)	Equipment & Other Assets	Deposit on Projects	Mine Closure Costs	Right-of-Use Assets	Total
Cost:
Balance, December 31, 2020	$14,882	$92,702	$313,762	$8,322	$8,478	$4,326	$7,536	$8,322	$458,330
Additions	19	7,538	37,719	100,682	1,130	25,696	5,162	10,425	188,371
Disposals	—	(1,004)	—	(1,821)	(3)	(7)	—	(575)	(3,410)
Transfers	4,626	33,217	67,556	(87,204)	814	(19,009)	—	—	—
Foreign exchange	(1,175)	(7,678)	(25,020)	(789)	(600)	(518)	(688)	(874)	(37,342)
Balance, December 31, 2021	18,352	124,775	394,017	19,190	9,819	10,488	12,010	17,298	605,949
Additions	885	62,081	125,004	64,779	8,722	31,984	1,354	11,666	306,475
Capitalized borrowing costs	—	—	—	6,246	—	—	—	—	6,246
Disposals	(736)	(1,917)	—	(2,241)	(9)	(2)	—	(1,541)	(6,446)
Transfers	2,280	1,512	8,453	26,303	185	(3,650)	—	—	35,083
Foreign exchange	1,257	8,004	26,213	(2,456)	545	454	824	1,026	35,867
Balance, December 31, 2022	$22,038	$194,455	$553,687	$111,821	$19,262	$39,274	$14,188	$28,449	$983,174

Accumulated depreciation:
Balance, December 31, 2020	$(3,916)	$(15,655)	$(90,539)	$—	$(4,583)	$—	$(3,315)	$(6,620)	$(124,628)
Depreciation expense	(808)	(12,664)	(26,475)	—	(1,489)	—	(985)	(4,869)	$(47,290)
Disposals	—	913	—	—	3	—	—	413	$1,329
Foreign exchange	296	1,463	7,125	—	336	—	260	588	$10,068
Balance, December 31, 2021	(4,428)	(25,943)	(109,889)	—	(5,733)	—	(4,040)	(10,488)	(160,521)
Depreciation expense	(1,047)	(16,373)	(33,378)	—	(973)	—	(914)	(7,530)	(60,215)
Disposals	734	1,672	60	—	70	—	—	913	3,449
Foreign exchange	(306)	(1,666)	(7,352)	—	(354)	—	(273)	(662)	(10,613)
Balance, December 31, 2022	$(5,047)	$(42,310)	$(150,559)	$—	$(6,990)	$—	$(5,227)	$(17,767)	$(227,900)

Net book value, December 31, 2021	$13,924	$98,832	$284,128	$19,190	$4,086	$10,488	$7,970	$6,810	$445,428
Net book value, December 31, 2022	$16,991	$152,145	$403,128	$111,821	$12,272	$39,274	$8,961	$10,682	$755,274